RIGHT-OF-USE- ASSET AND LEASE LIABILITY (Details Narrative)	9 Months Ended
Aug. 31, 2022
Indie Flix [Member]
IfrsStatementLineItems [Line Items]
Lease liability discount rate	3.25%
D C U [Member]
IfrsStatementLineItems [Line Items]
Lease liability discount rate	9.00%